Inventories - Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories.
Finished goods	$ 118,080	$ 100,711
Raw materials in progress and industrial supplies	110,965	99,259
Other inventories	42,815	46,274
Advances to suppliers	17,937	305
Total inventories	$ 289,797	$ 246,549